Revenue	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue
15.	Revenue
Revenue from sales of products of the Printing Business Unit, such as office MFDs, laser printers and inkjet printers, and the Imaging Business Unit, such as digital cameras, is primarily recognized at a point in time upon shipment or delivery, depending upon when the customer obtains controls of these products.
Revenue from sales of equipment of the Medical Business Unit and the Industrial Business Unit that are sold with customer acceptance provisions related to their functionality, including certain medical equipment such as CT systems and MRI systems, and lithography equipment such as semiconductor and FPD lithography equipment, is recognized at a point in time when the equipment is installed at the customer site and the agreed-upon specifications are objectively satisfied and confirmed.
Most of Canon’s service revenue is generated from maintenance service in the products of the Printing Business Unit and the Medical Business Unit which is recognized over time. For the service contracts of the Printing Business Unit, the customer typically pays a variable amount based on usage, a stated fixed fee or a stated base fee plus a variable amount which frequently include the provision of consumables as well as break fix activities. The majority portion of service revenue from the products of the Printing Business Unit is recognized as billed since the invoiced amount directly correlates with the value to the customer of the underlying performance obligation delivered to date. For the service contracts of the Medical Business Unit, the customer typically pays a stated fixed fee for the stand ready maintenance service and revenue is recognized ratably over the contract period.
The majority of service arrangements for the products are executed in combination with related products. Transaction prices for products and services need to be allocated to each performance obligation on a relative standalone selling price basis where judgements are required. Canon estimates the standalone selling price using a range of prices that would meet the allocation objective based on all the information that is reasonably available including market conditions and other observable inputs. If transaction prices of the product or service contracts are not within the acceptable range then the revenue is subject to allocation based on the estimated standalone selling prices. Canon recognizes the incremental costs of obtaining a contract as an expense when related products of the Printing Business Unit are sold.
Revenue from sales of certain industrial equipment which do not have alternative use and for which Canon has enforceable right to payment to the customers for the performance completed to date is recognized over time with progress towards completion measured using the cost based input method as the basis to recognize revenue and an estimated margin. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses become evident. Changes in job performance, job conditions, estimated margin and final contract settlements may result in revisions to projected costs and revenue and are recognized in the period in which the revisions to estimates are identified and the amounts can be reasonably estimated. Factors that may affect future project costs and margins include, production efficiencies, availability and costs of labor and materials. These factors can impact the accuracy of Canon’s estimates and materially impact future reported revenue and cost of sales.
The transaction prices that Canon is entitled to receive in exchange for transferring goods or services to the customer include certain forms of variable consideration, including product discounts, customer promotions and volume-based rebates mainly for the products of the Imaging Business Unit, which are sold predominantly through distributors and retailers. Canon includes estimated amounts in the transaction price only to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. Variable considerations are estimated based upon historical trends and other known factors at the time of sale, and are subsequently adjusted in each period based on current information. In addition, Canon may provide a right of return on its products for a short time period after a sale. These rights are accounted for as variable consideration when determining the transaction price, and accordingly Canon recognizes revenue based on the estimated amount to which Canon expects to be entitled after considering expected returns.
Disaggregated revenue by timing is as follows. Disaggregated revenue by business unit, product and geographic area are described in Note 23.

	Millions of yen

	Printing	Imaging	Medical	Industrial *	Others and Corporate *	Eliminations *	Consolidated

2022:
Revenue recognized at a point in time	1,673,767	795,442	348,138	259,317	211,956	(99,588)	3,189,032
Revenue recognized over time	588,171	8,038	165,193	69,915	11,065	—	842,382

Total	2,261,938	803,480	513,331	329,232	223,021	(99,588)	4,031,414

	Millions of yen

	Printing	Imaging	Medical	Industrial *	Others and Corporate *	Eliminations *	Consolidated

2021:
Revenue recognized at a point in time	1,419,043	646,849	329,323	241,379	177,107	(83,698)	2,730,003
Revenue recognized over time	519,804	6,683	151,039	96,342	9,486	—	783,354

Total	1,938,847	653,532	480,362	337,721	186,593	(83,698)	3,513,357

	Millions of yen

	Printing	Imaging	Medical	Industrial *	Others and Corporate *	Eliminations *	Consolidated

2020:
Revenue recognized at a point in time	1,316,556	534,685	287,849	160,597	160,062	(67,518)	2,392,231
Revenue recognized over time	487,871	6,629	148,225	116,209	9,078	—	768,012

Total	1,804,427	541,314	436,074	276,806	169,140	(67,518)	3,160,243

*
Based on the realignment of Canon’s internal management structure, from 2022, Canon has changed the name and structure of segments from Industrial and Others Business Unit and Corporate and eliminations to Industrial Business Unit, Others and Corporate and Eliminations. Changes in the disaggregated revenue by timing and by segment for the fiscal year ended December 31, 2021 and 2020 also has been reclassified.

Revenue recognized over time includes primarily revenue from maintenance service in the products of the Printing Business Unit and the Medical Business Unit and sales of certain equipment of the Industrial Business
Unit which do not have
an
alternative use and for which Canon has enforceable right to payment to the customers for the performance completed to date.
Canon recognizes contract assets primarily for unbilled receivables mainly arising from services contracts for the products of the Printing Business Unit. Contract assets are reclassified to trade receivables when they are billed under the terms of the contract. The difference between the opening and closing balances of contract assets primarily results from the timing difference of Canon’s performance and billing to customers. Contract assets at December 31, 2022 and 2021 we
re
¥39,251 million and ¥44,722 million, respectively, and are included in prepaid expenses and other current assets in the consolidated balance sheets.
Canon typically bills to the customer when the performance obligation is satisfied and collects the payment in relatively short term except for certain maintenance service of the products of the Printing Business Unit and the Medical Business Unit and certain industrial equipment for which Canon occasionally receives the payment in advance from customers. The amount received in excess of revenue recognized is recorded as deferred revenue until the performance obligation for distinct goods or services are satisfied. Deferred revenue at December 31, 2022 and 2021 were ¥141,840 million and ¥132,087 million, respectively, and are included in other current liabilities and other non-current
liabilities in the accompanying consolidated balance sheets. Revenue recognized for the year ended December 31, 2022, which had been included in the deferred revenue balance at December 31, 2021, was ¥112,720 million.
Remaining performance obligations for products and equipment at December 31, 2022 primarily arise from the sales of certain industrial equipment, amounting to ¥163,039 million, 64% of which is expected to be recognized as revenue within one year, 31% is within two years and remaining 5% is within three years. Disclosure of remaining performance obligations is not required for the majority of services since the related revenue is recognized on an as billed basis applying the right to invoice practical expedient or is generated from the contracts with original expected duration of less than one year. The portion of fixed maintenance service contract for the products of the Printing Business Unit and the Medical Business Unit with original expected duration of more than one year is ¥110,782 million and the average remaining period for these fixed contracts as of December 31, 2022 is about 2 years.
Taxes collected from customers and remitted to governmental authorities are excluded from revenues in the consolidated statements of income.